Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 3,344	$ 2,905	$ 2,784
Professional fees	2,589	2,480	2,267
Depreciation and amortization	225	239	108
Other	762	724	300
General and administrative expenses	$ 6,920	$ 6,348	$ 5,459